UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Small Cap Growth Fund
Class A / CGOAX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 134	1.22%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.64	6.75	13.33
Class A (including sales charges)	12.77	5.49	12.66
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Growth Fund | Class A

|

ASR226_01_(10/25)

Columbia Small Cap Growth Fund
Class C / CGOCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 215	1.97%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	18.75	5.96	12.48
Class C (including sales charges)	17.75	5.96	12.48
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of
companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Growth Fund | Class C

|

ASR226_04_(10/25)

Columbia Small Cap Growth Fund
Institutional Class / CMSCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 106	0.97%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	19.93	7.02	13.62
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA
Insured
• No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Growth Fund | Institutional Class

|

ASR226_08_(10/25)

Columbia Small Cap Growth Fund
Institutional 2 Class / CSCRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 97	0.88%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.05	7.13	13.73
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand
name
of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution
Guarantee
• May Lose Value
Columbia Small Cap Growth Fund | Institutional 2 Class

|

ASR226_15_(10/25)

Columbia Small Cap Growth Fund
Institutional 3 Class / CSGYX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 91	0.83%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.14	7.18	13.79
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about
the
Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Growth Fund | Institutional 3 Class

|

ASR226_17_(10/25)

Columbia Small Cap Growth Fund
Class R / CCRIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 161	1.47%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.37	6.49	13.05
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Growth Fund | Class R

|

ASR226_12_(10/25)

Columbia Small Cap Growth Fund
Class S / CMSHX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of October 2, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 96 (a)	0.97% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the Information Technology and Consumer Staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the Industrials sector contributed to relative performance.
Individual holdings
| Positions in Astera Labs, a semiconductor company, Kratos Defense & Security Solutions, a defense company, and Lumentum Holdings, an electrical products company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the Financials and Energy sectors hurt the Fund’s relative results during the annual period.
Allocations
| Overweight positions in the Utilities sector detracted from relative performance.
Individual holdings
| Positions in Saia, a transportation company, Onto Innovation, an electrical equipment company, and PACS Group, a health care company, were among the top detractors to relative performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	19.93	7.02	13.62
Russell 2000® Growth Index	10.48	7.07	8.75
Russell 3000® Index	15.84	14.11	13.98
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-
products
/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,595,681,993
Total number of portfolio holdings	96
Management services fees (represents 0.80% of Fund average net assets)	$ 18,343,937
Portfolio turnover for the reporting period	122%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.2%
Hut 8 Corp.	2.7%
Talen Energy Corp.	2.5%
ICU Medical, Inc.	2.5%
Lumentum Holdings, Inc.	2.4%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Glaukos Corp.	2.2%
AAON, Inc.	2.1%
Celsius Holdings, Inc.	2.1%
Caris Life Sciences, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management
Investment
Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Growth Fund | Class S

|

ASR226_16_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	0	2,500	0	0
Tax fees (c)	14,209	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Growth Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Growth Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 1.5%
Entertainment 1.3%
IMAX Corp.(a)	1,174,346	33,539,322
Media 0.2%
MNTN, Inc.(a)	243,987	4,979,774
Total Communication Services		38,519,096
Consumer Discretionary 12.8%
Automobile Components 1.2%
Modine Manufacturing Co.(a)	191,200	26,028,056
QuantumScape Corp.(a)	736,402	5,839,668
Total		31,867,724
Broadline Retail 2.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	445,183	56,467,012
Diversified Consumer Services 0.6%
Stride, Inc.(a)	103,758	16,932,268
Hotels, Restaurants & Leisure 6.1%
Brinker International, Inc.(a)	104,816	16,349,200
Dutch Bros, Inc., Class A(a)	565,643	40,630,137
Kura Sushi USA, Inc., Class A(a)	278,343	23,604,878
Shake Shack, Inc., Class A(a)	182,031	19,295,286
Texas Roadhouse, Inc.	172,561	29,775,400
Wingstop, Inc.	84,826	27,833,107
Total		157,488,008
Specialty Retail 2.7%
Academy Sports & Outdoors, Inc.	239,536	12,827,153
Boot Barn Holdings, Inc.(a)	208,811	37,120,331
Lithia Motors, Inc., Class A	59,858	20,152,991
Total		70,100,475
Total Consumer Discretionary		332,855,487
Consumer Staples 4.0%
Beverages 2.1%
Celsius Holdings, Inc.(a)	840,676	52,861,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.9%
Casey’s General Stores, Inc.	35,712	17,660,298
Sprouts Farmers Market, Inc.(a)	229,171	32,207,692
Total		49,867,990
Total Consumer Staples		102,729,697
Energy 2.4%
Energy Equipment & Services 0.8%
Noble Corp PLC	362,980	10,461,083
Valaris Ltd.(a)	210,349	10,448,035
Total		20,909,118
Oil, Gas & Consumable Fuels 1.6%
Antero Resources Corp.(a)	1,270,781	40,563,330
Total Energy		61,472,448
Financials 7.7%
Banks 2.6%
Axos Financial, Inc.(a)	285,980	26,084,236
Bancorp, Inc. (The)(a)	386,845	29,493,063
Live Oak Bancshares, Inc.	286,046	11,067,119
Total		66,644,418
Capital Markets 3.1%
Hamilton Lane, Inc., Class A	142,124	21,935,418
Moelis & Co., ADR, Class A	419,285	30,234,641
Perella Weinberg Partners	1,245,298	27,558,445
Total		79,728,504
Consumer Finance 1.3%
Dave, Inc.(a)	166,334	35,465,736
Insurance 0.7%
Baldwin Insurance Group, Inc. (The), Class A(a)	229,076	7,254,837
Goosehead Insurance, Inc., Class A	139,949	11,855,080
Total		19,109,917
Total Financials		200,948,575
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.7%
Biotechnology 7.1%
Akero Therapeutics, Inc.(a)	151,428	7,076,231
Arcellx, Inc.(a)	69,374	4,813,862
BridgeBio Pharma, Inc.(a)	374,182	19,367,660
Caris Life Sciences, Inc.(a)	1,351,560	51,886,388
Insmed, Inc.(a)	291,114	39,620,615
Janux Therapeutics, Inc.(a)	211,241	4,799,396
Merus NV(a)	181,335	11,939,096
Mirum Pharmaceuticals, Inc.(a)	109,704	8,103,835
MoonLake Immunotherapeutics(a)	139,529	7,778,742
Nuvalent, Inc., Class A(a)	225,662	17,281,196
Revolution Medicines, Inc.(a)	177,196	6,728,132
Soleno Therapeutics, Inc.(a)	70,148	4,746,915
Total		184,142,068
Health Care Equipment & Supplies 4.7%
Glaukos Corp.(a)	580,770	55,649,381
ICU Medical, Inc.(a)	508,925	64,969,366
Total		120,618,747
Health Care Providers & Services 5.1%
Chemed Corp.	86,452	39,590,693
GeneDx Holdings Corp.(a)	181,556	23,509,686
Guardant Health, Inc.(a)	173,145	11,673,436
Hinge Health, Inc., Class A(a)	318,982	17,888,511
RadNet, Inc.(a)	543,120	38,974,291
Total		131,636,617
Life Sciences Tools & Services 3.2%
Adaptive Biotechnologies Corp.(a)	2,425,873	31,973,006
Bio-Techne Corp.	409,119	22,350,171
DNA Script(a),(b),(c),(d)	11,675	947,633
Repligen Corp.(a)	229,951	28,127,606
Total		83,398,416
Pharmaceuticals 0.6%
Axsome Therapeutics, Inc.(a)	84,043	10,192,735
Crinetics Pharmaceuticals, Inc.(a)	200,200	6,204,198
Total		16,396,933
Total Health Care		536,192,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 23.5%
Aerospace & Defense 5.1%
Aerovironment, Inc.(a)	110,610	26,695,723
Archer Aviation, Inc., Class A(a)	1,008,173	9,023,148
Carpenter Technology Corp.	160,064	38,556,216
Kratos Defense & Security Solutions, Inc.(a)	696,877	45,882,382
Rocket Lab Corp.(a)	231,806	11,265,772
Total		131,423,241
Building Products 3.1%
AAON, Inc.	664,348	55,107,667
Simpson Manufacturing Co., Inc.	130,768	24,992,380
Total		80,100,047
Commercial Services & Supplies 1.1%
VSE Corp.	176,843	28,719,303
Construction & Engineering 2.0%
MasTec, Inc.(a)	283,540	51,516,383
Electrical Equipment 0.4%
Fluence Energy, Inc.(a)	1,365,214	10,102,584
Ground Transportation 3.2%
Lyft, Inc., Class A(a)	887,187	14,390,173
Saia, Inc.(a)	84,192	24,959,561
XPO, Inc.(a)	327,563	42,484,921
Total		81,834,655
Machinery 3.2%
RBC Bearings, Inc.(a)	214,097	83,489,266
Passenger Airlines 1.1%
Joby Aviation, Inc.(a)	631,639	8,937,692
Sun Country Airlines Holdings, Inc.(a)	1,549,148	20,526,211
Total		29,463,903
Trading Companies & Distributors 4.3%
Applied Industrial Technologies, Inc.	56,085	14,782,884
SiteOne Landscape Supply, Inc.(a)	354,762	50,816,109
WESCO International, Inc.	212,823	46,787,008
Total		112,386,001
Total Industrials		609,035,383
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.8%
Communications Equipment 4.2%
InterDigital, Inc.	177,182	48,142,122
Lumentum Holdings, Inc.(a)	463,378	61,541,232
Total		109,683,354
Electronic Equipment, Instruments & Components 2.2%
Coherent Corp.(a)	412,274	37,298,429
Vontier Corp.	462,860	19,861,322
Total		57,159,751
Semiconductors & Semiconductor Equipment 6.0%
Credo Technology Group Holding Ltd.(a)	381,257	46,915,580
Impinj, Inc.(a)	127,788	23,956,416
Rigetti Computing, Inc.(a)	395,566	6,420,036
Semtech Corp.(a)	531,043	30,848,288
SiTime Corp.(a)	195,122	47,155,134
Total		155,295,454
Software 6.9%
ACI Worldwide, Inc.(a)	585,331	28,886,085
Clearwater Analytics Holdings, Inc., Class A(a)	350,429	7,243,368
D-Wave Quantum, Inc.(a)	308,871	4,824,565
Hut 8 Corp.(a)	2,580,270	68,970,617
Klaviyo, Inc.(a)	432,512	14,030,689
Procore Technologies, Inc.(a)	157,849	10,972,084
Riot Platforms, Inc.(a)	1,449,466	19,944,652
Unity Software, Inc.(a)	599,938	23,643,557
Total		178,515,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.5%
IonQ, Inc.(a)	336,569	14,384,959
Total Information Technology		515,039,135
Materials 0.8%
Construction Materials 0.8%
Knife River Corp.(a)	269,610	21,838,410
Total Materials		21,838,410
Utilities 3.1%
Independent Power and Renewable Electricity Producers 3.1%
Hallador Energy Co.(a)	882,778	14,398,109
Talen Energy Corp.(a)	174,514	66,126,845
Total		80,524,954
Total Utilities		80,524,954
Total Common Stocks (Cost $1,951,444,798)		2,499,155,966

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(e),(f)	96,273,822	96,244,940
Total Money Market Funds (Cost $96,244,758)		96,244,940
Total Investments in Securities (Cost: $2,047,689,556)		2,595,400,906
Other Assets & Liabilities, Net		281,087
Net Assets		2,595,681,993
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $947,633, which represents 0.04% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $947,633, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	11,675	10,180,303	947,633

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Notes to Portfolio of Investments (continued)
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	19,518,889	1,278,150,894	(1,201,422,762)	(2,081)	96,244,940	434	1,866,655	96,273,822
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,519,096	—	—	38,519,096
Consumer Discretionary	332,855,487	—	—	332,855,487
Consumer Staples	102,729,697	—	—	102,729,697
Energy	61,472,448	—	—	61,472,448
Financials	200,948,575	—	—	200,948,575
Health Care	535,245,148	—	947,633	536,192,781
Industrials	609,035,383	—	—	609,035,383
Information Technology	515,039,135	—	—	515,039,135
Materials	21,838,410	—	—	21,838,410
Utilities	80,524,954	—	—	80,524,954
Total Common Stocks	2,498,208,333	—	947,633	2,499,155,966
Money Market Funds	96,244,940	—	—	96,244,940
Total Investments in Securities	2,594,453,273	—	947,633	2,595,400,906
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,951,444,798)	$2,499,155,966
Affiliated issuers (cost $96,244,758)	96,244,940
Receivable for:
Capital shares sold	3,099,176
Dividends	793,131
Prepaid expenses	14,919
Deferred compensation of board members	190,124
Other assets	1,449
Total assets	2,599,499,705
Liabilities
Payable for:
Investments purchased	1,241,431
Capital shares redeemed	1,946,412
Management services fees	57,347
Distribution and/or service fees	4,474
Transfer agent fees	225,721
Compensation of board members	3,186
Other expenses	79,881
Deferred compensation of board members	259,260
Total liabilities	3,817,712
Net assets applicable to outstanding capital stock	$2,595,681,993
Represented by
Paid in capital	2,053,083,062
Total distributable earnings (loss)	542,598,931
Total - representing net assets applicable to outstanding capital stock	$2,595,681,993
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

Statement of Assets and Liabilities (continued)
August 31, 2025
Class A
Net assets	$460,475,702
Shares outstanding	15,844,009
Net asset value per share	$29.06
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.83
Class C
Net assets	$37,599,022
Shares outstanding	1,854,992
Net asset value per share	$20.27
Institutional Class
Net assets	$1,301,167,582
Shares outstanding	40,420,325
Net asset value per share	$32.19
Institutional 2 Class
Net assets	$81,899,158
Shares outstanding	2,491,610
Net asset value per share	$32.87
Institutional 3 Class
Net assets	$656,010,258
Shares outstanding	19,606,330
Net asset value per share	$33.46
Class R
Net assets	$18,148,224
Shares outstanding	651,345
Net asset value per share	$27.86
Class S
Net assets	$40,382,047
Shares outstanding	1,254,393
Net asset value per share	$32.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$5,687,518
Dividends — affiliated issuers	1,866,655
Interfund lending	1,192
Total income	7,555,365
Expenses:
Management services fees	18,343,937
Distribution and/or service fees
Class A	1,035,048
Class C	334,337
Class R	59,806
Transfer agent fees
Class A	588,230
Advisor Class	40,725
Class C	47,496
Institutional Class	1,594,892
Institutional 2 Class	37,507
Institutional 3 Class	31,387
Class R	16,920
Class S	47,986
Custodian fees	22,844
Printing and postage fees	144,851
Registration fees	185,499
Accounting services fees	32,923
Legal fees	50,267
Compensation of chief compliance officer	412
Compensation of board members	34,783
Deferred compensation of board members	13,783
Other	56,237
Total expenses	22,719,870
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,657)
Expense reduction	(2,205)
Total net expenses	22,716,008
Net investment loss	(15,160,643)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	224,313,463
Investments — affiliated issuers	434
Net realized gain	224,313,897
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	212,897,693
Investments — affiliated issuers	(2,081)
Net change in unrealized appreciation (depreciation)	212,895,612
Net realized and unrealized gain	437,209,509
Net increase in net assets resulting from operations	$422,048,866
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment loss	$(15,160,643)	$(7,350,459)
Net realized gain	224,313,897	222,903,080
Net change in unrealized appreciation (depreciation)	212,895,612	101,981,734
Net increase in net assets resulting from operations	422,048,866	317,534,355
Increase in net assets from capital stock activity	77,491,244	7,051,598
Total increase in net assets	499,540,110	324,585,953
Net assets at beginning of year	2,096,141,883	1,771,555,930
Net assets at end of year	$2,595,681,993	$2,096,141,883
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,739,463	43,564,491	2,043,437	42,919,148
Shares redeemed	(2,687,230)	(67,544,179)	(2,939,633)	(62,644,990)
Net decrease	(947,767)	(23,979,688)	(896,196)	(19,725,842)
Advisor Class
Shares sold	867,527	24,970,198	2,040,118	51,347,769
Shares redeemed	(4,636,562)	(148,870,416)	(767,405)	(19,478,296)
Net increase (decrease)	(3,769,035)	(123,900,218)	1,272,713	31,869,473
Class C
Shares sold	454,317	8,120,947	339,638	5,073,714
Shares redeemed	(469,827)	(8,210,667)	(460,563)	(6,989,949)
Net decrease	(15,510)	(89,720)	(120,925)	(1,916,235)
Institutional Class
Shares sold	18,786,393	531,044,681	14,013,442	331,534,323
Shares redeemed	(17,862,719)	(491,942,064)	(13,269,424)	(303,916,007)
Net increase	923,674	39,102,617	744,018	27,618,316
Institutional 2 Class
Shares sold	1,756,989	52,681,999	915,150	22,230,539
Shares redeemed	(1,639,113)	(43,443,485)	(658,850)	(15,864,555)
Net increase	117,876	9,238,514	256,300	6,365,984
Institutional 3 Class
Shares sold	11,361,938	327,042,500	4,288,316	107,249,068
Shares redeemed	(6,588,176)	(190,050,164)	(5,887,722)	(144,467,830)
Net increase (decrease)	4,773,762	136,992,336	(1,599,406)	(37,218,762)
Class R
Shares sold	402,117	9,648,334	127,234	2,719,839
Shares redeemed	(148,281)	(3,600,898)	(128,646)	(2,661,175)
Net increase (decrease)	253,836	6,047,436	(1,412)	58,664
Class S
Shares sold	1,473,323	40,200,307	—	—
Shares redeemed	(218,930)	(6,120,340)	—	—
Net increase	1,254,393	34,079,967	—	—
Total net increase (decrease)	2,591,229	77,491,244	(344,908)	7,051,598
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Small Cap Growth Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$24.29	(0.22)	4.99	4.77	—	—
Year Ended 8/31/2024	$20.53	(0.13)	3.89	3.76	—	—
Year Ended 8/31/2023	$17.66	(0.14)	3.01	2.87	—	—
Year Ended 8/31/2022	$32.70	(0.25)	(11.90)	(12.15)	(2.89)	(2.89)
Year Ended 8/31/2021	$25.05	(0.31)	10.14	9.83	(2.18)	(2.18)
Class C
Year Ended 8/31/2025	$17.07	(0.29)	3.49	3.20	—	—
Year Ended 8/31/2024	$14.53	(0.21)	2.75	2.54	—	—
Year Ended 8/31/2023	$12.59	(0.19)	2.13	1.94	—	—
Year Ended 8/31/2022	$24.22	(0.30)	(8.60)	(8.90)	(2.73)	(2.73)
Year Ended 8/31/2021	$19.01	(0.41)	7.63	7.22	(2.01)	(2.01)
Institutional Class
Year Ended 8/31/2025	$26.84	(0.18)	5.53	5.35	—	—
Year Ended 8/31/2024	$22.62	(0.09)	4.31	4.22	—	—
Year Ended 8/31/2023	$19.41	(0.10)	3.31	3.21	—	—
Year Ended 8/31/2022	$35.61	(0.21)	(13.04)	(13.25)	(2.95)	(2.95)
Year Ended 8/31/2021	$27.10	(0.26)	11.01	10.75	(2.24)	(2.24)
Institutional 2 Class
Year Ended 8/31/2025	$27.38	(0.15)	5.64	5.49	—	—
Year Ended 8/31/2024	$23.05	(0.07)	4.40	4.33	—	—
Year Ended 8/31/2023	$19.76	(0.08)	3.37	3.29	—	—
Year Ended 8/31/2022	$36.17	(0.20)	(13.24)	(13.44)	(2.97)	(2.97)
Year Ended 8/31/2021	$27.49	(0.24)	11.18	10.94	(2.26)	(2.26)
Institutional 3 Class
Year Ended 8/31/2025	$27.85	(0.14)	5.75	5.61	—	—
Year Ended 8/31/2024	$23.45	(0.05)	4.45	4.40	—	—
Year Ended 8/31/2023	$20.08	(0.07)	3.44	3.37	—	—
Year Ended 8/31/2022	$36.71	(0.17)	(13.48)	(13.65)	(2.98)	(2.98)
Year Ended 8/31/2021	$27.87	(0.23)	11.34	11.11	(2.27)	(2.27)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2025	$29.06	19.64%	1.22%	1.22% (c)	(0.89% )	122%	$460,476
Year Ended 8/31/2024	$24.29	18.31%	1.25%	1.25% (c)	(0.62% )	146%	$407,844
Year Ended 8/31/2023	$20.53	16.25%	1.28%	1.28% (c)	(0.76% )	118%	$363,077
Year Ended 8/31/2022	$17.66	(40.10% )	1.24% (d)	1.24% (c),(d)	(1.07% )	56%	$350,816
Year Ended 8/31/2021	$32.70	40.63%	1.21%	1.21% (c)	(1.03% )	50%	$665,217
Class C
Year Ended 8/31/2025	$20.27	18.75%	1.97%	1.97% (c)	(1.64% )	122%	$37,599
Year Ended 8/31/2024	$17.07	17.48%	2.00%	2.00% (c)	(1.37% )	146%	$31,922
Year Ended 8/31/2023	$14.53	15.41%	2.03%	2.03% (c)	(1.51% )	118%	$28,938
Year Ended 8/31/2022	$12.59	(40.57% )	1.99% (d)	1.99% (c),(d)	(1.82% )	56%	$28,016
Year Ended 8/31/2021	$24.22	39.58%	1.96%	1.96% (c)	(1.79% )	50%	$50,471
Institutional Class
Year Ended 8/31/2025	$32.19	19.93%	0.97%	0.97% (c)	(0.64% )	122%	$1,301,168
Year Ended 8/31/2024	$26.84	18.66%	1.00%	0.99% (c)	(0.37% )	146%	$1,059,900
Year Ended 8/31/2023	$22.62	16.54%	1.03%	1.03% (c)	(0.51% )	118%	$876,678
Year Ended 8/31/2022	$19.41	(39.96% )	0.99% (d)	0.99% (c),(d)	(0.82% )	56%	$769,677
Year Ended 8/31/2021	$35.61	41.00%	0.96%	0.96% (c)	(0.79% )	50%	$1,653,559
Institutional 2 Class
Year Ended 8/31/2025	$32.87	20.05%	0.88%	0.88%	(0.54% )	122%	$81,899
Year Ended 8/31/2024	$27.38	18.79%	0.89%	0.89%	(0.28% )	146%	$64,982
Year Ended 8/31/2023	$23.05	16.65%	0.91%	0.91%	(0.39% )	118%	$48,817
Year Ended 8/31/2022	$19.76	(39.89% )	0.88% (d)	0.88% (d)	(0.72% )	56%	$55,108
Year Ended 8/31/2021	$36.17	41.11%	0.88%	0.88%	(0.72% )	50%	$237,521
Institutional 3 Class
Year Ended 8/31/2025	$33.46	20.14%	0.83%	0.83%	(0.50% )	122%	$656,010
Year Ended 8/31/2024	$27.85	18.76%	0.84%	0.84%	(0.21% )	146%	$413,157
Year Ended 8/31/2023	$23.45	16.78%	0.86%	0.86%	(0.34% )	118%	$385,265
Year Ended 8/31/2022	$20.08	(39.88% )	0.84% (d)	0.84% (d)	(0.66% )	56%	$345,912
Year Ended 8/31/2021	$36.71	41.18%	0.83%	0.83%	(0.67% )	50%	$560,880
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2025	$23.34	(0.28)	4.80	4.52	—	—
Year Ended 8/31/2024	$19.78	(0.18)	3.74	3.56	—	—
Year Ended 8/31/2023	$17.05	(0.18)	2.91	2.73	—	—
Year Ended 8/31/2022	$31.70	(0.30)	(11.51)	(11.81)	(2.84)	(2.84)
Year Ended 8/31/2021	$24.35	(0.38)	9.86	9.48	(2.13)	(2.13)
Class S
Year Ended 8/31/2025(e)	$27.26	(0.16)	5.09	4.93	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2025	$27.86	19.37%	1.47%	1.47% (c)	(1.14% )	122%	$18,148
Year Ended 8/31/2024	$23.34	18.00%	1.50%	1.50% (c)	(0.87% )	146%	$9,279
Year Ended 8/31/2023	$19.78	16.01%	1.53%	1.53% (c)	(1.01% )	118%	$7,889
Year Ended 8/31/2022	$17.05	(40.26% )	1.49% (d)	1.49% (c),(d)	(1.32% )	56%	$7,173
Year Ended 8/31/2021	$31.70	40.27%	1.46%	1.46% (c)	(1.30% )	50%	$13,968
Class S
Year Ended 8/31/2025 (e)	$32.19	18.09%	0.98%	0.97%	(0.63% )	122%	$40,382
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Columbia Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.80% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.03 (a)
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.14
Class S	0.14 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $2,205.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	325,260
Class C	—	1.00 (b)	2,191

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	1.24	1.24
Class C	1.99	1.99
Institutional Class	0.99	0.99
Institutional 2 Class	0.90	0.89
Institutional 3 Class	0.85	0.84
Class R	1.49	1.49
Class S	0.99	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, late-year ordinary losses, trustees’ deferred compensation, net operating loss reclassification and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
12,542,390	(218,815)	(12,323,575)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
For the years ended August 31, 2025 and August 31, 2024, there were no distributions.
Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	18,389,604	—	533,610,469
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,061,790,437	598,227,637	(64,617,168)	533,610,469
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	217,462,717
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2025, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on September 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
9,141,881	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,753,328,095 and $2,776,256,458, respectively, for the year ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	733,333	4.88	12
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Small Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Small Cap Growth Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Capital gain dividend
$19,309,084
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.

Columbia Small Cap Growth Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Small Cap Growth Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Small Cap Growth Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Growth Fund  | 2025

Columbia Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN226_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025